PMD Investment Company
Semi-Annual Report
June 30, 1997


PMD Investment Company
10050 Regency Circle
Suite 315
Omaha, Nebraska  68114

Directors and Officers

J.G. Sawicki                     President, Treasurer, and Director
John Patrick Witherspoon         Vice President and Director
H.B. Underwood                   Vice President, Secretary, and Director


Investment Advisor, Custodian and Transfer Agent
First National Bank of Omaha
Trust Department
One First National Center
Omaha, Nebraska  68102-1596

Independent Accountants
Deloitte & Touche LLP
2000 First National Center
Omaha, Nebraska  68102

Legal Counsel
Abrahams Kaslow & Cassman
8712 West Doge Road, Suite 300
Omaha, Nebraska  68114

PMD INVESTMENT COMPANY
Financial Statements for the
Six Months Ended June 30, 1997
and Independent Accountants' Review Report

INDEPENDENT ACCOUNTANTS' REVIEW REPORT

To The Shareholders and
The Board of Directors PMD Investment Company Omaha, Nebraska

We have reviewed the accompanying statement of assets and liabilities of PMD Investment Company, including the schedule of investments, as of June 30, 1997, and the related statements of operations and changes in net assets for the six months then ended. These financial statements are the responsibility of the Company's management.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data and of making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying financial statements for them to be in conformity with generally accepted accounting principles.

Our review was made for the purpose of expressing the limited assurance described in the preceding paragraph concerning the financial statements taken as a whole. The additional information in the supplementary information-selected per share data and ratios included in footnote E for the six months ended June 30, 1997, is presented only for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information is the responsibility of the Company's management. Such information has been subjected to the inquiry and analytical procedures applied in the review of the basic financial statements and we are not aware of any material modifications that should be made thereto in order for such information to be in conformity with generally accepted accounting principles when considered in relation to the basic financial statements taken as a whole.

We have previously audited, in accordance with generally accepted auditing standards, the statement of assets and liabilities of PMD Investment Company, including the schedule of investments, as of December 31, 1996 and the related statements of operations and changes in net assets for the year then ended (not presented herein) and the additional information included in footnote E for each of the four years in the period ended December 31, 1996;
and in our report dated January 20, 1997, we expressed an unqualified opinion on those financial statements and additional information. In our opinion, the information set forth in the accompanying statement of changes in net assets for the year ended December 31, 1996 and the per share data and ratios for each of the five years in the period ended December 31, 1996 is fairly stated, in all material respects, in relation to the financial statements from which it has been derived.

July 28, 1997
Omaha, Nebraska

PMD INVESTMENT COMPANY

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997

(Unaudited - See Independent Accountants' Review Report)

ASSETS:
Investments in securities, at approximate market value,
amortized cost of $12,819,941	                             $13,033,289

Investment in tax-exempt money-market fund	                  1,602,458
				                                                       ___________
			   Total Investments	                                    14,635,747

Interest receivable	                                           186,115
				                                                       ___________
			   Total Assets	                                         14,821,862

LIABILITIES:

Accrued expenses	                                               21,465
				                                                       ___________
NET ASSETS (equivalent to $4.26 per share based on
3,476,862 shares of common stock outstanding at
June 30, 1997)	                                            $14,800,397
				===========
See notes to financial statements.

PMD INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS
JUNE 30, 1997

(Unaudited - See Independent Accountants' Review Report)

			                                                              Approximate
                                          Principal     Amortize	 	  Fair
			                                        Amount	        Cost		    Value

Abby National PLC Sub, 6.69%, due
October 17, 2005                        $  550,000    $  555,601  $  540,265

Clark County, Washington Public
Utilities District #1 Electric Revenue,
6.3%, due January 1, 2004,
callable January 1, 2001		                 250,000	      249,195		   266,150

Denver Met Major League Baseball Stadium
District Colorado, 6.35%, due October 1,   250,000	      250,000		   270,125
2003

Federal Home Loan Mortgage Corporation,
7.0%, due June 1, 2024                   1,984,740     1,992,943  	1,952,191

Federal National Mortgage Association,
6.5%, due January 1, 2024                1,079,483     1,064,526  	1,037,814

Federal National Mortgage Association, 7.8%,
7.8%, due March 29, 2005, callable       1,000,000     1,038,799	 1,012,000
March 29, 2000

Florida State, General Services Revenues,
6%, due July 1, 2001		                     220,000	      219,775		  232,100

Grand Island, Nebraska Sanitary Sewer
Revenue, 4.8%, due April 1, 2000		         400,000	      400,000		  401,360

Hanover County, Virginia IDA Public
Facilities Lease Revenue, 6.75%,
due July 15, 2007                          150,000	       150,000		  162,060

Jefferson County, West Virginia Residential
Mortgage Revenue, Refunding Series A, 7.75%
due January 1, 2012, callable January 1, 		 75,000	        75,387		   77,498
2001

Lincoln, Nebraska Hospital Revenue, 7%, due
December 1, 1999, callable December 1  , 		180,000	       180,000		  190,440
1998

Lincoln, Nebraska Water Revenue, 6.7%, due
November 1, 2000		                       250,000	        250,000		  266,700

Milwaukee County, Wisconsin, Series A, 6.4%,
due December 1, 2003		                   200,000	        201,454		  206,200

Nebraska Educational Facility Authority,
Creighton University, Series A, 6.65%, due
September 1, 1998		                      250,000	        250,000		  257,550


See notes to financial statements.

PMD INVESTMENT COMPANY
SCHEDULE OF INVESTMENTS

JUNE 30, 1997 (Continued)


(Unaudited - See Independent Accountants' Review Report)

			                                                             Approximate
                                      Principal    Amortized		     Fair
				                                   Amount	        Cost		       Value

Nebraska Investment Finance Authority, 6.9%,
due March 15, 2000	                  $		275,000    $	275,000  $   284,295

Nebraska Investment Finance Authority, SFM
Revenue, GNMA Mortgage Backed Security
Program, Series D, 6%, due            		210,000	     210,000		    210,798
September 15, 1997

Ohio State Highway, Series B, 4.5%, due
May 1, 2024			                          500,000	     498,534		    495,850

Omaha, Nebraska, 6.8%, due            		365,000	     365,308		    385,477
December 1, 1999

Omaha, Nebraska, 4.15%, due           		485,000	     485,821		    486,358
October 15, 1998

Omaha Public Power District, Nebraska Electric
Revenue, Series B, 5.9%, due            450,000	     450,000		    480,825
February 1, 2006

Omaha Public Power District, Nebraska Electric
Revenue, Series A, 5%, due             	500,000	     507,847		    508,950
January 1, 2001

Puerto Rico Public Buildings Authority, Guaranteed
Public Education and Health Facilities, 7.75%,
due July 1, 2002, callable July 1, 	  		345,000	     345,123		    351,900
1997

Richardson, Texas, 7%, due March 1,    	500,000	     495,724		    519,950
2007

Sabine River Authority, Texas Water Supply
Facility, Lake Fork Project, 6.5%, due
December 1, 2001			                     265,000	     264,428		    281,907

Travelers Group Inc., Serial Note, 9.5%, due
March 1, 2002			                        500,000	    549,704		     554,150

Travelers Group Inc., Serial Note, 9.5%, due
March 1, 2002			                         50,000	     55,674		      55,415

Tucson, Arizona, G.O., Ref. 5.8%,      	250,000	    249,292		     265,300
due July 1, 2005

University of Nebraska Facilities Corp., University
Medical Center, Series A, 7.2%, due July 1, 2004,
callable July 1, 1991			                250,000	    250,000		     272,000

Vermont State, Series B, 5.7%, due     	400,000	    397,737		     425,000
August 1, 2005

Washington State, Series A and AT-6, 5.8%, due
February 1, 2003			                     250,000	    247,448		     263,000

Wisconsin Housing and Economic Development,
Series 1, 7%, due October 1, 2003			    295,000	    294,621		     319,661
                                   		___________   _________   ___________
           Totals	                  $12,729,223  $12,819,941   $13,033,289
                                   		=========== ===========   ===========

See notes to financial statements.


PMD INVESTMENT COMPANY
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997
(Unaudited - See Independent Accountants' Review Report)


Interest Income:
 From investments	                                    $  430,291

Expenses:
	Investment advisory fee		                                17,105
	Custodian fees		                                          3,821
	Professional fees		                                      25,148
	Shareholders' servicing costs		                           3,630
	Directors' fees		                                        22,500
	Other			                                                  2,716
			                                                   __________
		Total Expenses		                                        74,920
			                                                   __________
Net Investment Income		                                  355,371

Realized gain from securities transactions:

	Proceeds from sales	                                  1,084,968
	Cost of securities sold	                              1,082,790
			                                                   __________
		Net Realized Gain		                                      2,178

Unrealized appreciation of investments:
 Beginning of period		                                    65,643
	End of period		                                         213,348
			                                                   __________
		Change in Unrealized Appreciation		                    (52,295)
			                                                   __________
Net Realized Gain and Decrease in Unrealized
  Appreciation on Investments		                          (50,117)
			                                                   __________
Increase in Net Assets Resulting from Operations	     $  305,254
			                                                   ==========

See notes to financial statements.


PMD INVESTMENT COMPANY
STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 1996 AND THE SIX MONTHS ENDED JUNE 30, 1997
(Unaudited - See Independent Accountants' Review Report)

                                                                         Accumulated
												                                             Undistributed     Realized     Unrealized
							                   Common Stock				                    Net        Gain (Loss)   Appreciation
								                         $.50 Par	   Retained	    Investment     on Sale of   (Depreciation)
						                   Shares	  Value	     Earnings		     Income       Securities   of Investments		   Total

Year ended
December 31, 1996:

Net investment income			   -     $  	-	        $	-		       $ 802,684	       $	-	         $	  -	          $   802,684

Net realized gain from
securities transactions	 		-		       -		         -		            -	            35,986		       -		              35,986

Change in unrealized
appreciation	of
investments			             -		       -		         -		            -		           -          (340,895)		        (340,895)
                 					  _______    ________    ________ 	 _________	       _________	   _________	       __________

Increase in net
assets from	operations			  -		       -         		-		       802,684         35,986	    (340,895)		           497,775

Dividends - $.265
per share			               -		       -		         -		      (763,314)      (190,738)		      -		              (954,052)

Common stock
redeemed (Note B)	     (208,532)  (104,266)   (815,460)	         -   		        -              -            (919,726)
					                  ________   _________  __________ 	  _________      ________     ________

Total decrease in
net assets	            (208,532)  (104,266)   (815,460)	    39,370       (154,752)	   (340,895)	         (1,376,003)

Net assets on
January 1, 1996	      3,805,327  1,902,663   14,382,502		  (144,418)	      118,521	     606,538	          16,865,806
                 					_________  _________  ___________   	_________	    _________	    ________          ___________
Net assets on
December 31, 1996	    3,596,795 $1,798,397  $13,567,042		 $(105,048)	    $  36,231	   $ 265,643	        $ 15,489,803
                 					========= ==========  ===========  	==========	    ========= 	  =========	        ============

Six months ended June 30, 1997:
Net investment income			   -	   $	-	        $	-		         $ 355,371	     $	-	         $	-	              $    355,371

Net realized gain from
securities transactions		 	-		    -		         -		            -	              2,178		    -	 	                   2,178

Change in unrealized
appreciation of
investments			             -		    -         		-              -       		    -	           (52,295)		           (52,295)
					               __________  __________  ___________ 	___________    	_________	   __________          	__________

Increase in net assets
from operations			         -		    -		          -		          355,371	         2,178	     (52,295)		           305,254

Dividends - $.078
per share			               -		    -          		-		         (271,956)		     -            -                   (271,956)

Dividends - $.059
per share			               -		    -		          -		         (205,792)		     -		          -                   (205,792)

Common stock redeemed
(Note B)	            (119,933)    (59,966)     (456,946)	     - 		         - 		          -       		         (516,912)
                				__________  __________  ____________ 	_________	     _________	   _________	          ___________

Total decrease
in net	assets	       (119,933     (59,966)     (456,946)	  (122,377)	        2,178	     (52,295)		          (689,406)

Net assets on
January 1, 1997	    3,596,795   1,798,397    13,567,042		  (105,048)	      (36,231)	    265,643	          15,489,803
               					__________  __________  ___________	 	_________	     _________	   _________	          ___________

Net assets on
June 30, 1997	      3,476,862  $1,738,431   $13,110,096		 $(227,425)	    $ (34,053)	  $ 213,348	         $14,800,397
                			=========== ===========  ===========		 ==========	    ==========  	=========	         ============

See notes to financial statements.



PMD INVESTMENT COMPANY
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 1997

(Unaudited - See Independent Accountants' Review Report)

A. SIGNIFICANT ACCOUNTING POLICIES

The Company is registered under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

Six-Month Financial Statements - The financial statements for the six months ended June 30, 1997 reflect all adjustments which are, in the opinion of management, necessary to fairly present statements of operations and changes in net assets for the six month period presented.

Investment Securities - Investments in securities are valued at fair value as determined by the Company's investment advisor at June 30, 1997.

Securities Transactions - Securities transactions are recorded on a trade date basis. Cost of securities sold is determined using the identified cost method.

Interest Income - Interest income, adjusted for amortization of premium or accretion of discounts on investments in municipal bonds and notes, is earned from settlement date and recorded on the accrual basis.

Income Taxes - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income, including capital gains, to its shareholders. No income tax provision has been made since substantially all the income and capital gains are reported by the shareholders on their own tax returns.

Management and Service Fees - The investment advisory fee, which is payable monthly, is based on the value of net assets at each month-end at the annual rate of one-quarter of one percent on the first $10,000,000 of the net asset value and .15 percent of the net asset value in excess of $10,000,000, with a minimum fee of $10,000 per year. Fees for the services of each of the directors of the Company are $5,000 annually with an additional $500 for each board or committee meeting attended in excess of four meetings each year. No additional compensation or benefits are paid to officers or directors of the Company. The investment advisor changed effective june 17, 1997 from Mentor Investment Group to First National Bank of Omaha.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


B. REDEMPTION OF SHARES

At June 30, 1997, the Company had authorized 20,000,000 shares of
$.50 par value common stock.

Shareholders may redeem shares of stock and receive the net asset value per share on any December 31 or June 30 by tendering the shares to be redeemed 90 days prior to the intended redemption date.

C. CONTINGENT LIABILITIES

On January 15, 1981, the Company sold substantially all of its assets which had been used in its former operations as a discount store business.
Although the purchaser of the Company's operating assets assumed substantially all of the Company's liabilities and obligations as part of the purchase transaction, the Company remains contingently liable for such liabilities and obligations, including obligations under long-term real estate and equipment leases and real estate mortgages until released by the obligees or until such liabilities and obligations have been satisfied or discharged. The total of such liabilities and obligations not released by the obligees amounted to approximately $5,113,758 as of December 31, 1996, the most recent date for which such information is available.


D. PURCHASES AND SALES OF SECURITIES

The following summarizes the approximate value of securities transactions for the periods indicated.

                               Six Months Ended          Six Months Ended
                                June 30, 1997             June 30, 1996

					                        Purchases     Sales       Purchases     Sales

Tax Exempt:
Municipal bonds and notes	$		498,515  $  952,000    $1,110,810  $  761,000
Taxable:
			Corporate							             -           -            -         526,375
			Government agency							              132,968         -         915,575
                           __________  __________    __________  __________
                             498,515   1,084,968     1,110,810   2,202,950
		Other tax-exempt short-term
			investments		           1,529,084   1,550,805     2,657,682   2,468,982
				                      ----------  ----------    ----------  ----------
                          $2,027,599  $2,635,773    $3,768,492  $4,671,932
                          ==========  ==========    ==========  ==========

	Net realized gain on sale of investments was $2,178 and $35,752 for the six months ended June 30, 1997 and 1996, respectively.


E. SUPPLEMENTARY INFORMATION - SELECTED PER SHARE DATA AND RATIOS

                   	Six Months
                      Ended
                     June 30,                   Years Ended December 31,
			                   1997          1996        1995          1994         1993         1992
                   (Unaudited)

Weighted average shares
outstanding					    3,564,799    3,626,328    3,825,907    3,988,480    4,061,542    4,109,168
                   ==========   ==========   ==========   ==========   ==========   ==========

Interest income				$    0.121   $    0.251   $    0.240   $    0.255   $    0.268   $    0.295
Expenses							         0.018        0.030        0.024        0.025        0.024        0.024
                   __________   __________   __________   __________   __________   __________
Net investment
income							           0.103        0.221        0.216        0.230        0.244        0.271
Distribution from
net investment income		(0.135)		    (0.262)      (0.228)      (0.243)      (0.251)		    (0.286)
Increase (decrease)
in unrealized
appreciation of
investments		          (0.015)		    (0.094)		     0.098       (0.244)		     0.116		     (0.019)
Net realized gain
(loss) from securities
transactions			         0.001			     0.010		      0.051		        -	        (0.002)		    (0.005)
                   ___________   __________   __________  ___________  ___________  ___________

Increase (decrease)
in net assets		        (0.046)	     (0.125)		     0.137       (0.257)		     0.107		     (0.039)
Net asset value
at beginning of
period			               4.306		      4.431		      4.294		      4.551		      4.444			     4.483
                   ___________  	__________   __________  ___________  ___________  ___________
Net asset value
at end of period	  $		  4.260	   $	 	 4.306   $	  4.431   $	   4.294   $	   4.551   $	   4.444
		                 ===========  	==========   ==========  ===========  ===========  ===========
Ratio of expenses
to average net
assets			                0.4%*			       0.7%		      0.5%		       0.6%		       0.5%			       0.5%
Ratio of net
investment	income
to average net assets			 2.4%*			       5.0%		      4.9%		       5.2%		       5.4%			       6.2%
Portfolio turnover			    3.3%*		       19.8%       59.6%	      	 2.3%        11.5%		       14.9%
Number of shares
outstanding at
end of period
(in thousands)		       3,477		        3,597	      3,805	       3,979       4,072		        4,074

*	Ratio has not been annualized.
